Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	$ 7,615	$ 6,848	$ 6,413
Goodwill	11,825	11,658	11,800
Intangible assets	26,188	27,586	22,646
Investments in associates and joint ventures	103	99	85
Other investments	933	727	458
Derivative financial instruments	504	343	446
Other receivables	847	901	907
Deferred tax assets	2,189	1,102	1,294
Total non-current assets	50,204	49,264	44,049
Current assets
Inventories	3,035	2,334	2,143
Trade and other receivables	5,009	4,573	6,622
Other investments	1,230	884	613
Derivative financial instruments	28	27	2
Income tax receivable	524	426	387
Cash and cash equivalents	3,324	5,018	6,240
Total current assets	13,150	13,262	16,007
Total assets	63,354	62,526	60,056
Current liabilities
Interest-bearing loans and borrowings	(2,247)	(2,307)	(916)
Trade and other payables	(11,641)	(10,486)	(11,663)
Derivative financial instruments	(24)	(18)	(9)
Provisions	(1,121)	(1,065)	(798)
Income tax payable	(1,350)	(1,380)	(1,483)
Current liabilities	(16,383)	(15,256)	(14,869)
Non-current liabilities
Interest-bearing loans and borrowings	(15,560)	(14,501)	(14,137)
Derivative financial instruments	(4)	(117)	(1)
Deferred tax liabilities	(3,995)	(3,956)	(2,665)
Retirement benefit obligations	(2,583)	(2,186)	(1,974)
Provisions	(347)	(353)	(444)
Other payables	(7,840)	(9,488)	(7,457)
Total non-current liabilities	(30,329)	(30,601)	(26,678)
Total liabilities	(46,712)	(45,857)	(41,547)
Net assets/(liabilities)	16,642	16,669	18,509
Equity
Share capital	317	316	316
Share premium account	4,393	4,351	4,304
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,428	1,446	1,435
Retained earnings	8,221	8,140	11,834
Total equity attributable to owners of parent	14,960	14,854	18,490
Non-controlling interests	1,682	1,815	19
Total equity	$ 16,642	$ 16,669	$ 18,509